Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The gross notional amounts of the Company’s forward contracts are USD denominated. The notional amounts of outstanding forward contracts in USD as of the periods presented were as follows:

	As of December 31,
	2023	2022

	(in thousands)
Derivatives designated as hedging instruments:
Forward contracts	$350,000	$—
Derivatives not designated as hedging instruments:
Forward contracts	—	956,191
Total derivative instruments	$350,000	$956,191
The following table represents the unrealized (losses) gains of forward contracts that were designated as hedging instruments, net of tax effects, that were recorded in accumulated other comprehensive income as of December 31, 2023, and their effect on other comprehensive income for the year ended December 31, 2023:

Year Ended December 31, 2023
(in thousands)
Beginning balance	$—
Amount of net losses recorded in other comprehensive income	(7,205)
Amount of net losses reclassified from other comprehensive income to earnings	5,032
Ending balance	$(2,173)